Loans and other financial assets at amortized cost, and loans and receivables_Changes in loss allowance on loans (Details) - KRW (₩)		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance			₩ (2,027,096,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Net reversal of provision (net provision)			(333,976,000,000)
Recoveries of written off loans			(101,789,000,000)
Charge off			443,646,000,000
Sales of loans and receivables			88,525,000,000
Unwinding effect			24,667,000,000
Others			178,851,000,000
Ending balance			(1,727,172,000,000)
Stage 1
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	[1]	₩ (523,859,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses		(43,101,000,000)
Transfer to lifetime expected credit losses		30,302,000,000
Transfer to credit-impaired financial assets		22,851,000,000
Net reversal (provision) of loss allowance		(28,912,000,000)
Recoveries of loans previously charged off		0
Charge off		0
Disposal		0
Unwinding effect		0
Others	[2]	21,920,000,000
Ending balance		(520,799,000,000)
Stage 2
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	[1]	(368,747,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses		42,311,000,000
Transfer to lifetime expected credit losses		(121,784,000,000)
Transfer to credit-impaired financial assets		37,781,000,000
Net reversal (provision) of loss allowance		(10,619,000,000)
Recoveries of loans previously charged off		0
Charge off		0
Disposal		67,000,000
Unwinding effect		0
Others	[2]	(126,000,000)
Ending balance		(421,117,000,000)
Stage 3
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	[1]	(1,125,269,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses		790,000,000
Transfer to lifetime expected credit losses		91,482,000,000
Transfer to credit-impaired financial assets		(60,632,000,000)
Net reversal (provision) of loss allowance		12,444,000,000
Recoveries of loans previously charged off		(104,371,000,000)
Charge off		343,553,000,000
Disposal		18,456,000,000
Unwinding effect		16,626,000,000
Others	[2]	(1,468,000,000)
Ending balance		(808,389,000,000)
Consumers
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance			(163,858,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Net reversal of provision (net provision)			(65,582,000,000)
Recoveries of written off loans			(21,659,000,000)
Charge off			67,593,000,000
Sales of loans and receivables			830,000,000
Unwinding effect			4,620,000,000
Others			416,000,000
Ending balance			(177,640,000,000)
Consumers | Stage 1
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	[1]	(101,479,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses		(9,219,000,000)
Transfer to lifetime expected credit losses		6,076,000,000
Transfer to credit-impaired financial assets		19,177,000,000
Net reversal (provision) of loss allowance		(22,903,000,000)
Recoveries of loans previously charged off		0
Charge off		0
Disposal		0
Unwinding effect		0
Others	[2]	(1,994,000,000)
Ending balance		(110,342,000,000)
Consumers | Stage 2
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	[1]	(41,358,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses		8,797,000,000
Transfer to lifetime expected credit losses		(7,514,000,000)
Transfer to credit-impaired financial assets		23,228,000,000
Net reversal (provision) of loss allowance		(29,025,000,000)
Recoveries of loans previously charged off		0
Charge off		0
Disposal		0
Unwinding effect		0
Others	[2]	(39,000,000)
Ending balance		(45,911,000,000)
Consumers | Stage 3
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	[1]	(117,168,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses		421,000,000
Transfer to lifetime expected credit losses		1,438,000,000
Transfer to credit-impaired financial assets		(42,406,000,000)
Net reversal (provision) of loss allowance		(51,219,000,000)
Recoveries of loans previously charged off		(23,392,000,000)
Charge off		117,228,000,000
Disposal		780,000,000
Unwinding effect		3,665,000,000
Others	[2]	(1,156,000,000)
Ending balance		(111,809,000,000)
Corporates
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance			(1,498,842,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Net reversal of provision (net provision)			(191,263,000,000)
Recoveries of written off loans			(55,319,000,000)
Charge off			220,598,000,000
Sales of loans and receivables			58,431,000,000
Unwinding effect			20,047,000,000
Others			179,068,000,000
Ending balance			(1,267,280,000,000)
Corporates | Stage 1
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	[1]	(365,246,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses		(20,913,000,000)
Transfer to lifetime expected credit losses		17,263,000,000
Transfer to credit-impaired financial assets		2,976,000,000
Net reversal (provision) of loss allowance		(5,600,000,000)
Recoveries of loans previously charged off		0
Charge off		0
Disposal		0
Unwinding effect		0
Others	[2]	23,916,000,000
Ending balance		(347,604,000,000)
Corporates | Stage 2
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	[1]	(255,926,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses		20,634,000,000
Transfer to lifetime expected credit losses		(106,963,000,000)
Transfer to credit-impaired financial assets		12,016,000,000
Net reversal (provision) of loss allowance		30,121,000,000
Recoveries of loans previously charged off		0
Charge off		0
Disposal		67,000,000
Unwinding effect		0
Others	[2]	(87,000,000)
Ending balance		(300,138,000,000)
Corporates | Stage 3
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	[1]	(905,243,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses		280,000,000
Transfer to lifetime expected credit losses		89,700,000,000
Transfer to credit-impaired financial assets		(14,991,000,000)
Net reversal (provision) of loss allowance		154,111,000,000
Recoveries of loans previously charged off		(52,273,000,000)
Charge off		121,847,000,000
Disposal		17,676,000,000
Unwinding effect		12,961,000,000
Others	[2]	(312,000,000)
Ending balance		(576,244,000,000)
Credit card
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance			(155,372,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Net reversal of provision (net provision)			(91,022,000,000)
Recoveries of written off loans			(24,808,000,000)
Charge off			104,195,000,000
Sales of loans and receivables			0
Unwinding effect			0
Others			0
Ending balance			(167,007,000,000)
Credit card | Stage 1
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	[1]	(57,134,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses		(12,969,000,000)
Transfer to lifetime expected credit losses		6,963,000,000
Transfer to credit-impaired financial assets		698,000,000
Net reversal (provision) of loss allowance		(409,000,000)
Recoveries of loans previously charged off		0
Charge off		0
Disposal		0
Unwinding effect		0
Others	[2]	(2,000,000)
Ending balance		(62,853,000,000)
Credit card | Stage 2
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	[1]	(71,463,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses		12,880,000,000
Transfer to lifetime expected credit losses		(7,307,000,000)
Transfer to credit-impaired financial assets		2,537,000,000
Net reversal (provision) of loss allowance		(11,715,000,000)
Recoveries of loans previously charged off		0
Charge off		0
Disposal		0
Unwinding effect		0
Others		0
Ending balance		(75,068,000,000)
Credit card | Stage 3
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	[1]	(102,858,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses		89,000,000
Transfer to lifetime expected credit losses		344,000,000
Transfer to credit-impaired financial assets		(3,235,000,000)
Net reversal (provision) of loss allowance		(90,448,000,000)
Recoveries of loans previously charged off		(28,706,000,000)
Charge off		104,478,000,000
Disposal		0
Unwinding effect		0
Others		0
Ending balance		₩ (120,336,000,000)
Others
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance			(209,024,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Net reversal of provision (net provision)			13,891,000,000
Recoveries of written off loans			(3,000,000)
Charge off			51,260,000,000
Sales of loans and receivables			29,264,000,000
Unwinding effect			0
Others			(633,000,000)
Ending balance			₩ (115,245,000,000)

[1]	The beginning balance was restated in accordance with IFRS 9.
[2]	Others consist of debt-equity swap, foreign currencies translation and etc.